INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2022
INCOME TAXES
Schedule of reconciliation of differences between statutory tax rate and effective tax rate

	For the Years Ended October 31,
	2022	2021	2020
(Loss) income before income tax expenses	$(4,660,550)	$(1,920,048)	$760,155
Cayman statutory income tax rate	0%	0%	0%
Income tax calculated at statutory rate	—	—	—
Increase in income tax expense resulting from:
Rate differences in various jurisdictions	23,639	24,529	126,055
Income tax expense / effective tax rate	$23,639	$24,529	$126,055

Schedule of net deferred tax assets

Deferred tax assets:	October 31, 2022	October 31, 2021
Net operating loss carryforward	$107,858	$64,139
Accrued payroll liability	12,137	3,825
Valuation allowance	(107,858)	(64,139)
Net deferred tax assets	$12,137	$3,825